SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of Pulaski Financial Corp. and its wholly-owned subsidiary, Pulaski Bank, and its wholly-owned subsidiaries, Pulaski Service Corporation and Priority Property Holdings, LLC.  All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates - The preparation of these consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The determination of the allowance for loan losses and the liability for loans sold and the valuation of the deferred tax asset are significant estimates reported within the consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents - For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from depository institutions, cash in transit, cash in the process of collection, federal funds sold, and overnight deposits at the Federal Home Loan Bank of Des Moines (“Federal Home Loan Bank” or “FHLB”) and Federal Reserve Bank of St. Louis (“Federal Reserve”). Generally, federal funds sold mature within one day.

Debt and Mortgage-Backed Securities Available for Sale

Debt and Mortgage-Backed Securities Available for Sale — Debt and mortgage-backed securities available for sale are recorded at their fair values, adjusted for amortization of premiums and accretion of discounts, which are recognized as adjustments to interest income over the life of the securities using the level-yield method. Refer to Note 19,  Fair Value Measurements, for additional information regarding how fair values are determined. Unrealized gains or losses on debt and mortgage-backed securities available for sale are included in a separate component of stockholders’ equity, net of deferred income taxes. Gains or losses on the disposition of debt and mortgage-backed securities available for sale are recognized using the specific-identification method.

Mortgage-Backed Securities Held to Maturity

Mortgage-Backed Securities Held to Maturity - Mortgage-backed securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts, since the Company has both the ability and intent to hold the securities to maturity.  Premium amortization and discount accretion are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Other-Than-Temporary Impairment of Debt and Mortgage-Backed Securities

Other-Than-Temporary Impairment of Debt and Mortgage-Backed Securities - When determining whether a debt or mortgage-backed security is other-than-temporarily impaired, management assesses whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery.  In instances when a determination is made that an other-than-temporary impairment exists but management does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to its anticipated repayment or maturity, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors.  The amount of the total other-than-temporary impairment related to the credit loss is recognized as a charge to earnings.  The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Capital Stock of the Federal Home Loan Bank

Capital Stock of the Federal Home Loan Bank - Capital stock of the Federal Home Loan Bank of Des Moines is required for membership in the FHLB and is carried at cost.  The Bank must maintain a specified level of investment in FHLB stock based upon the amount of its outstanding FHLB borrowings.  The value of FHLB stock is based upon the recoverability of the par value.  In determining the recoverability of this investment, the Company considered the structure of the FHLB system, which enables the regulator of the FHLBs to reallocate debt among the members, so each individual FHLB has a potential obligation to repay the consolidated obligations issued by other FHLB members.  In addition, the regulator for the FHLB system oversees changes to management, management practices and balance sheet management at the FHLB.  Finally, the liquidity position of the FHLB has been strengthened with the support of the U.S. Treasury, which established a lending facility designed to provide secured funding on an as-needed basis to government-sponsored enterprises, such as the FHLB.  The Company continues to monitor this investment for recoverability, but as of September 30, 2014, believed that it would recover the par value of the FHLB stock.

Mortgage Loans Held for Sale

Mortgage Loans Held for Sale — Mortgage loans held for sale consist of loans that management does not intend to hold until maturity and are reflected at the lower of cost or fair value.  Such loans are generally committed to be sold to investors on a best-efforts basis with servicing released. Accordingly, fair values for such loans are based on commitment prices. Gains or losses on loan sales are realized at the time of sale and are determined by the difference between net sales proceeds and the principal balance of the loans sold, adjusted for net deferred loan fees or costs. Loan origination and commitment fees, net of certain direct loan origination costs, are deferred as an adjustment to the carrying value of the loan until it is sold.

Loans Receivable

Loans Receivable - Loans receivable are stated at the principal amounts outstanding adjusted for premiums, discounts, deferred loan fees and costs, loans in process and the allowance for loan losses.  Loan origination and commitment fees on originated loans, net of certain direct loan origination costs, are deferred and amortized to interest income using the level-yield method over the estimated lives of the related loans. Interest on loans is accrued based upon the principal amounts outstanding. Refer to Note 4,  Loans Receivable and Allowance for Loan Losses, for summaries of the Company’s accounting policies regarding impaired loans and the related recognition of interest income, troubled debt restructurings and the allowance for loan losses.

Real Estate Acquired in Settlement of Loans

Real Estate Acquired in Settlement of Loans - Real estate acquired as a result of foreclosure or by deed-in-lieu of foreclosure is initially recorded at the lower of its cost, which is the unpaid principal balance of the related loan plus foreclosure costs, or fair value less estimated selling costs. Any write-down to fair value at the time the property is acquired is recorded as a charge-off to the allowance for loan losses.  Any decline in the fair value of the property subsequent to acquisition is charged to non-interest expense and credited to the valuation allowance for real estate acquired in settlement of loans.  Refer to Note 19,  Fair Value Measurements, for additional information regarding how fair values are determined.

Derivative Financial Instruments

Derivative Financial Instruments - The Company originates and purchases derivative financial instruments, including interest rate swaps and interest rate lock commitments.  These instruments have certain interest rate risk characteristics that change in value based upon changes in the capital markets.

Interest Rate Swaps: The Company periodically uses derivative financial instruments (primarily interest rate swaps) to assist in its interest rate risk management. All derivatives are measured and reported at fair value on the Company’s consolidated balance sheets as either an asset or a liability. For derivatives that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are reported as other assets or other liabilities, as appropriate, in the consolidated balance sheets. For all hedging relationships, derivative gains and losses that are not effective in hedging the changes in fair value of the hedged item are recognized in earnings during the period of the change. Similarly, the changes in the fair value of derivatives that do not qualify for hedge accounting are also reported in non-interest income when they occur.

The net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. The net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income.

At the inception of the fair value hedge and quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values of the derivatives have been highly effective in offsetting the changes in the fair values of the underlying hedged item and whether they are expected to be highly effective in the future. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the method for assessing effectiveness and measuring ineffectiveness. In addition, on a quarterly basis, the Company assesses whether the derivative used in the hedging transaction is highly effective in offsetting changes in fair value of the hedged item, and measures and records any ineffectiveness as a credit or charge to earnings. The Company discontinues hedge accounting prospectively when it is determined that the derivative is or will no longer be effective in offsetting changes in the fair value of the hedged item, the derivative expires, is sold or terminated, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

The estimates of fair values of the Company’s derivatives and related liabilities are calculated by an independent third party using proprietary valuation models. The fair values produced by these valuation models are, in part, theoretical and reflect assumptions, which must be made in using the valuation models. Small changes in assumptions could result in significant changes in valuation. The risks inherent in the determination of the fair value of a derivative may result in income statement volatility.

The Company periodically uses derivatives to modify the repricing characteristics of certain assets and liabilities so that changes in interest rates do not have a significant adverse effect on net interest income and cash flows and to better match the repricing profile of its interest-bearing assets and liabilities. As a result of interest rate fluctuations, certain interest-sensitive assets and liabilities will gain or lose market value. In an effective fair value hedging strategy, the effect of this change in value will generally be offset by a corresponding change in value of the derivatives linked to the hedged assets and liabilities.

Interest Rate Lock Commitments:  Commitments to originate loans to be held for sale (interest rate lock commitments), which primarily consist of commitments to originate fixed-rate residential mortgage loans, are recorded at fair value.  Changes in the fair value of interest rate lock commitments are recognized in non-interest income on a quarterly basis and are recorded as an adjustment to the carrying value of the loan once funded.

Premises and Equipment

Premises and Equipment - Premises and equipment are stated at cost, less accumulated depreciation.  Depreciation charged to operations is primarily computed utilizing the straight-line method over the estimated useful lives of the related assets. Estimated lives range from three to forty years for buildings and improvements and three to ten years for furniture and equipment. Maintenance and repairs are charged to expense when incurred. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Goodwill

Goodwill - Goodwill represents the amount of acquisition cost over the fair value of net assets acquired in the purchase of another financial institution.  The Company reviews goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value of the asset might be impaired.  Impairment is determined by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill.  If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.  Any such adjustments are reflected in the results of operations in the periods in which they become known.  After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis.  No such impairment losses were recognized during any of the years in the three-year period ended September 30, 2014.

Stock-Based Compensation

Stock-Based Compensation - The Company maintains a number of stock-based incentive programs, which are discussed in more detail in Note 15.  All stock-based compensation is recognized as an expense in the consolidated financial statements based on the fair value of the award.

Income Taxes

Income Taxes — Current income tax expense approximates taxes to be paid or refunded for the current period. Deferred income tax expense is computed using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. An uncertain tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties are recognized as a component of income tax expense.